Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
The “Fair Value Measurements and Disclosures” Topic of the Financial Accounting Standards Board Accounting Standards Codification (“Topic 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in in an orderly transaction between market participants at the measurement date. Topic 820 also establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:
•Level 1 – Quoted prices in active markets for identical assets and liabilities that the Plan has the ability to access.
•Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
•Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.
The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The following tables set forth a summary of the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024 (dollars in thousands):

	December 31, 2025
	Fair Value Measured and Recorded Using
	Level 1	Level 2	Level 3	Total
Mutual funds	$677,644	$—	$—	$677,644
Money market funds	1,229	—	—	1,229
CBRE Unitized Stock Fund
Money market fund	910	—	—	910
CBRE Common stock	143,837	—	—	143,837
Separately managed accounts
Common stock	130,060	—	—	130,060
Mutual funds	1,454	—	—	1,454
Participant-directed brokerage accounts	19,731	—	—	19,731
Common collective trusts	—	3,899,000	—	3,899,000
Total investments at fair value	$974,865	$3,899,000	$—	$4,873,865

	December 31, 2024
	Fair Value Measured and Recorded Using
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,877,900	$—	$—	$1,877,900
CBRE Unitized Stock Fund	129,861	—	—	129,861
Common collective trusts	—	2,284,194	—	2,284,194
Total investments at fair value	$2,007,761	$2,284,194	$—	$4,291,955
The following is a description of the valuation methodologies used for assets measured at fair value.
Mutual funds are valued at the closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price.
Common stocks are valued at the closing price reported on the active markets on which the individual securities are traded. Self-directed brokerage account holdings include a variety of common stocks and mutual funds.
CBRE Unitized Stock Fund is a unitized stock fund that is invested in shares of CBRE Group’s common stock and investments in a temporary investment fund to provide liquidity for daily trading. The value of CBRE Group’s common stock was $160.79 and $131.29 per share as of December 31, 2025 and 2024, respectively, which represented the quoted market price of CBRE Group’s common stock as of those dates. The Plan held 894,566 and 975,117 shares of common stock of CBRE Group, with a cost basis of $34.6 million and $36.9 million as of December 31, 2025 and 2024, respectively. During the years ended December 31, 2025 and 2024, the Plan did not earn any dividend income from CBRE Group’s common stock.
Participant-directed brokerage accounts include a variety of common stocks and mutual funds.
Separately managed accounts consist of a portfolio of individual securities, including but not limited to, common stocks and mutual funds, that are managed on the participant’s behalf. The Plan directly owns the individual securities instead of pooling participant’s assets with other investors. During the year 2025, the Plan added the River Road Small Mid Cap Value Separate Account as an investment option for plan participants.
Common collective trusts are deemed to have a readily determinable fair value and are valued at the net asset value per unit, which is the basis for current transactions and is published by the sponsor of the common collective trust funds.